Income tax expenses - General (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Dec. 31, 2025	Mar. 31, 2025 CNY (¥)	Dec. 31, 2024	Mar. 31, 2024 CNY (¥)	Dec. 31, 2023
Composition of income tax expenses
Current income tax expense	¥ 32,573			¥ 35,071		¥ 27,792
Deferred taxation	(2,528)	$ (366)		374		(5,263)
Income tax expenses	¥ 30,045	$ 4,356		¥ 35,445		¥ 22,529
Enterprise income tax rate (as a percent)	25.00%	25.00%		25.00%		25.00%
Undistributed earnings intended to be invested indefinitely in the PRC	¥ 278,900			¥ 362,600
Income tax paid				¥ 33,409		¥ 32,486
Chinese mainland
Composition of income tax expenses
Income tax expenses	28,081
Non-Chinese mainland
Composition of income tax expenses
Income tax expenses	¥ 1,964
High and New Technology Enterprises
Composition of income tax expenses
Years re-assessed by the relevant authorities	3 years	3 years
Cayman Islands
Composition of income tax expenses
Withholding tax to be imposed upon payments of dividends to shareholders (as a percent)	0.00%	0.00%
Hong Kong
Composition of income tax expenses
Enterprise income tax rate (as a percent)	16.50%	16.50%		16.50%		16.50%
PRC
Composition of income tax expenses
Enterprise income tax rate (as a percent)	25.00%	25.00%		25.00%		25.00%
Withholding income tax rate on dividends declared by PRC companies to their foreign investors (as a percent)	10.00%	10.00%
Lower withholding income tax rate on dividends declared by PRC companies to foreign investors with certain criteria met (as a percent)	5.00%	5.00%
Minimum percentage of ownership interests held by investors in Hong Kong to qualify for lower withholding tax rate (as a percent)	25.00%	25.00%
PRC | High and New Technology Enterprises
Composition of income tax expenses
Preferential tax rate (as a percent)	15.00%	15.00%
PRC | Software Enterprise
Composition of income tax expenses
Period of full exemption from income tax	2 years	2 years
Reduction in preferential tax rate (as a percent)	50.00%	50.00%
Period of 50% reduction to income tax rate	3 years	3 years
PRC | Key Software Enterprise
Composition of income tax expenses
Preferential tax rate (as a percent)	10.00%	10.00%
Alibaba China and Alibaba Beijing | PRC | High and New Technology Enterprises
Composition of income tax expenses
Enterprise income tax rate (as a percent)			15.00%		15.00%		15.00%